Stock-Based Compensation	12 Months Ended
Jun. 30, 2012
Stock-Based Compensation
Stock-Based Compensation

Note 15. Stock-Based Compensation

Stock-Based Benefit Plans

Stock Option Plans

As of June 30, 2012, the Company had 15.3 million shares of stock options and Full Value Awards (as defined below) issued and outstanding to employees and directors under the Company’s 2005 Acquisition Equity Incentive Plan (the “2005 Plan”), Amended and Restated 2003 Equity Incentive Plan (the “2003 Plan”), and various other plans the Company assumed through acquisitions. The exercise price for stock options is equal to the fair value of the underlying stock at the date of grant. Options generally become exercisable over a three-year or four-year period and, if not exercised, expire from five to ten years after the date of grant.

On November 14, 2006, the Company’s shareholders approved an amendment and restatement of the 2003 Plan, under which (1) 12,500,000 shares of Common Stock were added to the pool of shares reserved for issuance under the 2003 Plan and (2) all future grants of “Full Value Awards” (as defined below) will reduce the share reserve by one and one-half shares for each share subject to such Awards. On November 12, 2008, the Company’s shareholders approved the following amendments to the 2003 Equity Incentive Plan. The first amendment increased the number of shares that may be issued under 2003 Equity Plan by 12,000,000. The second amendment increased the maximum number of shares granted to any employee in any fiscal year to 1,000,000.  On November 30, 2010, the Company’s shareholders approved an amendment to the 2003 Plan to increase the number of shares that may be issued under this plan by 12,200,000 shares.

On August 17, 2005, the Company’s Board of Directors adopted and approved the Flexible Stock Incentive - 2005 Plan (the “2005 Plan”). Pursuant to Section 3(a) of the 2005 Plan, and in accordance with the registration requirements of the Securities Act of 1933, the Company registered 16.0 million shares, which have been reserved for issuance under the 2005 Plan. The adoption and approval of the 2005 Plan did not affect any of the options granted under the Flexible Stock Incentive - Amended and Restated 1993 Plan which was adopted in fiscal 1993, as amended, and currently outstanding, all of which remain exercisable in accordance with their terms. On May 2, 2010, the Company’s Board of Directors approved to increase the 2005 Acquisition Equity Incentive Plan by 800,000 shares.

As of June 30, 2012, 12.6 million shares of common stock, primarily under the 2003 Plan and the 2005 Plan, were available for grant.

Employee Stock Purchase Plans

In June 1998, the Company adopted the JDS Uniphase Corporation 1998 Employee Stock Purchase Plan, as amended (the “1998 Purchase Plan”). The 1998 Purchase Plan, which became effective August 1, 1998, provides eligible employees with the opportunity to acquire an ownership interest in the Company through periodic payroll deductions and provides a discounted purchase price as well as a look-back period. The 1998 Purchase Plan is structured as a qualified employee stock purchase plan under Section 423 of the Internal Revenue Code of 1986. However, the 1998 Purchase Plan is not intended to be a qualified pension, profit sharing or stock bonus plan under Section 401(a) of the Internal Revenue Code of 1986 and is not subject to the provisions of the Employee Retirement Income Security Act of 1974. The 1998 Purchase Plan will terminate upon the earlier of August 1, 2018 or the date on which all shares available for issuance have been sold. Of the 50.0 million shares authorized to be issued under the 1998 Purchase Plan, 6.3 million shares remained available for issuance as of June 30, 2012.

Effective with the purchase period that began on February 1, 2006, the 1998 Purchase Plan was modified to provide a 5% discount and a six month look-back period. Previously, the 1998 Purchase Plan had provided a 15% discount and up to a two year look-back period.

Full Value Awards

“Full Value Awards” refer to Restricted Stock, Restricted Stock Units, Deferred Stock Units, Performance Units, and Performance Shares that are granted with the exercise price equal to zero and are converted to shares immediately upon vesting.  These Full Value Awards are performance based, time based, or a combination of performance and time based and expected to vest over one to four years. The fair value of the time based Full Value Awards is based on the closing market price of the Company’s common stock on the date of award.

Stock-Based Compensation Expense

Stock-based compensation cost is measured at grant date, based on the fair value of the award, and recognized in expense over the requisite service period. As required by the authoritative guidance, management has made an estimate of expected forfeitures and is recognizing compensation costs only for those equity awards expected to vest.  The impact on the Company’s results of operations of recording stock-based compensation by function for fiscal 2012, 2011, and 2010 was as follows (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Cost of sales	$7.7	$5.4	$5.2
Research and development	11.6	8.6	8.7
Selling, general and administrative	29.3	26.9	28.5
	$48.6	$40.9	$42.4

Approximately $2.0 million of stock-based compensation was capitalized to inventory at June 30, 2012.

Stock Option Exchange

On November 5, 2010, the Company completed an Offer to Exchange Certain Stock Options for a Number of Restricted Stock Units, Replacement Options or Cash (the “Exchange Offer”). Pursuant to the Exchange Offer, 3,555,241 eligible stock options were tendered, representing approximately 83% of the total stock options eligible for exchange. The Company granted a total of 230,494 new restricted stock units (“RSU”) and 64,763 replacement options in exchange for the eligible stock options surrendered. The grant date fair value of the new RSUs and the exercise price of the replacement options is $11.40, which was the closing price of the Company’s common stock on November 5, 2010 as reported by the NASDAQ Stock Market.  The Company also paid a total of $0.2 million to certain participating employees who would have received in the aggregate less than 100 RSUs or replacement options upon exchange.

The stock option exchange was accounted for as a modification of the options tendered for exchange pursuant to the authoritative guidance of stock-based compensation. Approximately $0.4 million of incremental cost, as well as approximately $0.2 million of unamortized expense related to the cancelled options will be recognized over one or two years, the modified requisite service period of the replaced awards.

Stock Option Activity

The Company did not grant any options during fiscal 2012. The total intrinsic value of options exercised during the year ended June 30, 2012 was $11.0 million. In connection with these exercises, the tax benefit realized by the Company was immaterial due to the fact that the Company has no material benefit in foreign jurisdictions and a full valuation allowance on its domestic deferred tax assets.

The Company issues new shares of common stock upon exercise of stock options. All new hire stock option grants vest over four years with 25% vesting on the first anniversary of the date of grant and 6.25% vesting every quarter thereafter. Focal stock option grants vest over three or four years with various vesting schedules. In fiscal 2009 and 2010 the Company granted performance-based options with market conditions (“the market-condition options”) to named executives. The market-condition options are being amortized based upon the graded vesting method.

As of June 30, 2012, $5.8 million of unrecognized stock-based compensation cost related to stock options remains to be amortized. That cost is expected to be recognized over an estimated amortization period of 1.0 years.

The following is a summary of option activities (amount in millions except per share amounts):

	Options Outstanding
	Number	Weighted-Average
	Of Shares	Exercise Price
Balance as of June 27, 2009	16.8	33.65
Granted	5.2	6.13
Exercised	(1.1)	4.56
Forfeited	(1.1)	6.37
Canceled	(3.0)	74.57
Balance as of July 3, 2010	16.8	21.54
Granted	3.6	11.91
Exercised	(4.1)	7.71
Forfeited	(0.5)	5.99
Canceled	(4.9)	52.52
Balance as of July 2, 2011	10.9	10.42
Exercised	(1.4)	5.84
Forfeited	(0.6)	7.03
Canceled	(0.7)	26.32
Balance as of June 30, 2012	8.2	10.02

The following table summarizes significant ranges of outstanding and exercisable options as of June 30, 2012:

	Options Outstanding				Options Exercisable
		Weighted				Weighted
		Average				Average
		Remaining	Weighted	Aggregate		Remaining	Weighted	Aggregate
Range of	Number	Contractual	Average	Intrinsic	Number	Contractual	Average	Intrinsic
Exercise	of	Life	Exercise	Value	of	Life	Exercise	Value
Prices	Shares	(in years)	Price	(in millions)	Shares	(in years)	Price	(in millions)
$0.00 - 10.00	3,446,133	4.9	$5.18	$20.1	2,208,244	4.8	$4.77	$13.8
10.01 - 20.00	3,985,929	5.0	11.65	1.6	2,473,357	4.3	11.76	0.9
20.01 - 30.00	774,828	3.4	23.06	—	587,328	2.3	23.17	—
30.01 - 100.00	1,303	1.7	35.54	—	1,303	1.7	35.54	—
	8,208,193	4.8	10.02	$21.7	5,270,232	4.3	10.11	$14.7

The aggregate intrinsic value in the table above represents the total pretax intrinsic value, based on the Company’s closing stock price of $11.0 as of June 30, 2012, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options exercisable as of June 30, 2012 was 3.4 million.

Employee Stock Purchase Plan (“ESPP”) Activity

The compensation expense in connection with the Company’s employee stock purchase plan for the year ended June 30, 2012 was $2.1 million. The expense related to the plan is recorded on a straight-line basis over the relevant subscription period.

The following table summarizes the shares issued and the fair market value at purchase date, pursuant to the Company’s employee stock purchase plan during the year ended June 30, 2012:

Purchase date	January 31, 2012	July 29, 2011
Shares Issued	406,558	370,321
Fair market value at purchase date	$12.69	$13.15

As of June 30, 2012, $0.2 million of unrecognized stock-based compensation cost related to ESPP remains to be amortized. That cost is expected to be recognized through the first quarter of fiscal 2013.

Full Value Awards Activity

During the year ended June 30, 2012, the Company’s Board of Directors approved the grant of 5.0 million Full Value Awards to the Company’s Board of Directors and employees. Time based Full Value Awards are amortized on a straight-line basis over the probable vesting periods. Performance based Full Value Awards are amortized based upon the graded vesting method. During fiscal years 2012, 2011, and 2010, the Company recorded $35.7 million, $26.7 million, and $25.7 million of such compensation expenses, respectively.

As of June 30, 2012, $55.9 million of unrecognized stock-based compensation cost related to Full Value Awards remains to be amortized. That cost is expected to be recognized over an estimated amortization period of 2.1 years.

A summary of the status of the Company’s nonvested Full Value Awards as of June 30, 2012 and changes during the same period is presented below (amount in millions, except per share amounts):

	Full Value Awards
		Non-	Total	Weighted-
	Performance	performance	number of	average grant-
	shares	shares	shares	dated fair value
Nonvested at June 27, 2009	0.7	5.7	6.4	9.38
Awards granted	0.1	2.8	2.9	8.41
Awards vested	(0.4)	(2.5)	(2.9)	10.05
Awards forfeited	(0.1)	(0.9)	(1.0)	9.47
Nonvested at July 3, 2010	0.3	5.1	5.4	8.49
Awards granted	0.1	3.5	3.6	12.34
Awards vested	(0.4)	(2.1)	(2.5)	9.02
Awards forfeited	—	(0.5)	(0.5)	9.43
Nonvested at July 2, 2011	—	6.0	6.0	10.49
Awards granted	0.5	4.5	5.0	12.31
Awards vested	—	(3.0)	(3.0)	9.01
Awards forfeited	—	(0.8)	(0.8)	11.67
Nonvested at June 30, 2012	0.5	6.7	7.2	12.37

Full Value Awards are converted into shares upon vesting. Shares equivalent in value to the minimum withholding taxes liability on the vested shares are withheld by the Company for the payment of such taxes.

Valuation Assumptions

The Company estimates the fair value of the majority of stock options using a Black-Scholes-Merton (BSM) valuation model. The fair value is estimated on the date of grant using the BSM option valuation model with the following weighted-average assumptions:

	Employee Stock Option Plans			Employee Stock Purchase Plans
	2012	2011	2010	2012	2011	2010
Expected term (in years)	NA	4.7	4.7	0.5	0.5	0.5
Expected volatility	NA	58.2%	56.0%	52.5%	49.9%	64.0%
Risk-free interest rate	NA	1.4%	2.4%	0.2%	0.2%	0.3%

Expected Term: The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding and was determined based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior.

Expected Volatility: The Company determined that a combination of the implied volatility of its traded options and historical volatility of its stock price based on the expected term of the equity instrument most appropriately reflects market expectation of future volatility.  Implied volatility is based on traded options of the Company’s common stock with a remaining maturity of six months or greater.

Risk-Free Interest Rate: The Company bases the risk-free interest rate used in the BSM valuation method on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term. Where the expected term of the Company’s stock-based awards do not correspond with the terms for which interest rates are quoted, the Company performed a straight-line interpolation to determine the rate from the available maturities.

Expected Dividend: The BSM valuation model calls for a single expected dividend yield as an input. The Company has not paid and does not anticipate paying any dividends in the near future.

Estimated Pre-vesting Forfeitures: When estimating forfeitures, the Company considers voluntary termination behavior as well as future workforce reduction programs. Estimated forfeiture rates are trued-up to actual forfeiture results as the stock-based awards vest.

During the twelve month period ended June 30, 2012, the Company granted 0.5 million shares of Restricted Stock Units with market condition and 0.5 million represent the target amount of grants. The actual number of shares awarded upon vesting of the MSUs may be higher or lower depending upon the achievement of the relevant market conditions. The majority of MSUs vest in equal annual installments over three years based on the attainment of certain total shareholder return performance measures and the employee’s continued service through the vest date. The aggregate grant-date fair value of MSUs was estimated to be $9.0 million and was calculated using a Monte Carlo simulation.